Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Sales	$ 74,702,625	$ 67,006,655	$ 57,767,081
Production service revenue	1,663,523	3,239,956	1,370,197
Cost of sales	(65,230,521)	(58,926,675)	(48,473,061)
Gross profit	11,135,627	11,319,936	10,664,217
Operating expenses:
Selling, general and administrative	6,452,173	6,684,410	3,938,511
Research and development	2,330,913	2,057,547	2,120,649
Total operating expenses	8,783,086	8,741,957	6,059,160
Operating income	2,352,541	2,577,979	4,605,057
Other income (expenses):
Interest expenses, net	(1,629,642)	(2,058,461)	(2,162,589)
Other income, net	1,398,173	1,948,527	1,132,780
Total other expenses, net	(231,469)	(109,934)	(1,029,809)
Income before income taxes	2,121,071	2,468,045	3,575,248
Income tax benefit/(provision)	(173,017)	89,000	(218,949)
Net income	1,948,054	2,557,045	3,356,299
Net income attributable to non-controlling interests	23,852	25,570	33,563
Net income attributable to Huadi International Group Co., Ltd.	1,924,202	2,531,475	3,322,736
Net income	1,948,054	2,557,045	3,356,299
Other comprehensive income (loss):
Foreign currency translation adjustment	(3,792,527)	1,452,328	1,225,301
Total comprehensive income	(1,844,473)	4,009,373	4,581,600
Comprehensive income attributable to non-controlling interests	(14,073)	40,093	45,816
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ (1,830,400)	$ 3,969,280	$ 4,535,784
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.15	$ 0.21	$ 0.34
Diluted (in Dollars per share)	$ 0.15	$ 0.21	$ 0.34
Weighted average numbers of common shares outstanding
Basic (in Shares)	13,228,682	12,116,079	10,000,000
Diluted (in Shares)	13,228,682	12,116,079	10,000,000